8. SELLING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Selling Expenses Tables
Selling expenses

IN MILLIONS OF USD	2017	2016	2015
Concession fees and rents (note 33)	(399.1)	(375.3)	(307.0)
Credit card commissions	(29.0)	(27.7)	(20.9)
Advertising and commission expenses	(0.9)	(0.8)	(0.9)
Packaging materials	(2.5)	(2.3)	(2.2)
Other selling expenses	(3.3)	(3.4)	(3.3)
Selling expenses	(434.8)	(409.5)	(334.3)

Concession and rental income (note 33)	11.6	11.9	7.3
Commercial services and other selling income	2.0	1.9	1.3
Selling income	13.6	13.8	8.6

Total	(421.2)	(395.7)	(325.7)